Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements are presented as unaudited and in United States dollars and have been prepared in accordance with generally accepted accounting principles in the United States of America. The Company believes that these consolidated financial statements present fairly, in all material respects, the financial position of the Company and the results of its operations and cash flows for the periods presented.

The Company has a fiscal December 31 year end.